9. Property, plant and equipment	12 Months Ended
Dec. 31, 2014
Property, plant and equipment

	2014	2013
	US$’000	US$’000

Office premises	1,866	1,866
Leasehold improvements	160	160
Furniture, fixtures and office equipment	637	627
Motor vehicles	155	155
Testing equipment	30	30

	2,848	2,838

Less: Accumulated depreciation	(2,037)	(1,949)

	811	889

	2014	2013	2012
	US$’000	US$’000	US$’000
Depreciation charge	88	108	130

ZHEJIANG TIANLAN
Property, plant and equipment
	2014	2013
	RMB’000	RMB’000

Office premises and leasehold improvements	47,091	47,092
Furniture, fixtures and office equipment	9,629	8,511
Motor vehicles	3,682	3,258
Plant and machineries	715	711
Construction in progress	115,645	437

	176,762	60,009

Less: Accumulated depreciation	(14,838)	(11,918)

	161,924	48,091

	2014	2013	2012
	US$’000	US$’000	US$’000
Depreciation charge	2,985	2,956	3,017

ZHEJIANG JIAHUAN
Property, plant and equipment

		2014	2013
		RMB’000	RMB’000

Buildings		34,493	33,707
Plant and machinery		7,780	7,938
Office equipment		2,936	2,899
Motor vehicles		1,124	1,125

		46,333	45,669

Less: Accumulated depreciation		(20,475)	(18,067)

		25,858	27,602

			(Unaudited)
	2014	2013	2012
	RMB’000	RMB’000	RMB’000

Depreciation charge	2,408	2,461	2,028